Note 8 - Accrued Interest Receivable and Other Assets (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Other Assets [Table Text Block]
(Dollar amounts in thousands)	2018	2017

Restricted stock	$3,679	$3,589
Accrued interest receivable on investment securities	794	707
Accrued interest receivable on loans	2,839	2,581
Deferred tax asset, net	1,232	647
Other real estate owned	270	212
Other	884	1,620

Total	$9,698	$9,356